united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

A Message from the TOPS® Portfolio Management Team

Mid-Year 2020 Market Commentary

“Reviewing 1H 2020: It was the Best of Times; it was the Worst of Times”

The opening line of Charles Dickens’ novel A Tale of Two Cities captures what investors experienced in the first half of 2020. Actually, we can expand the quotation to: it was the best of times; it was the worst of times…and then it was once again the best of times. At the stock market highs in February, the S&P 500 had surged a spectacular 47.38% from the lows of December 2018. The worst of times followed, as the economy fell into an abrupt recession and the S&P plunged 33.79%. Although economic data indicates we are still experiencing hard times, the stock market seems to be discounting a return to the best of times, as the S&P rallied +39.31% to its second quarter (Q2) close.

These head-spinning moves worked out well for the TOPS portfolios in Q2, as returns were all positive. The extreme volatility was unfavorable for the full first half (1H) and the TOPS portfolios had negative returns, in line with negative returns for stocks globally. The more aggressive TOPS portfolios (higher equity allocations) experienced the larger Q2 gains, but the greater 1H declines.

The value of asset class diversification shows clearly in the trailing twelve month returns, as the most conservative TOPS portfolios eked out gains despite the bear market in equities. Portfolios with heavier equity allocations were slightly negative for that time frame, but we continue to note that most TOPS portfolio returns for the trailing three-year, five-year, and since inception timeframes remained in positive territory.

After discussing Q2 and 1H 2020 financial market results and TOPS portfolios, we will present our perspective on three topics front of mind for everyone which may impact TOPS portfolio strategies over the remainder of 2020:

●	The COVID-19 Coronavirus Pandemic

●	The US Economic Recession

●	Volatility of Financial Markets

Second Quarter and First Half Market Review

After suffering through one of the worst quarters in history due to the impact of the pandemic, every major equity index we follow recorded a double-digit percentage gain for Q2. The reversal was driven primarily by a massive government fiscal and monetary response, along with hopeful news about vaccines, treatments, and the general direction of the virus. These factors allowed investors to look past the steep recession underway and envision an economic recovery as global economies reopen. Nonetheless, 1H returns were negative for the most part.

US large cap stocks continued to outperform in Q2, as the S&P 500 Growth Index +26.23% was the leading sector, followed by the S&P Midcap 400 +24.07%, S&P Small Cap 600 +21.94% and the S&P 500 at +20.54%. S&P 500 Value remained the domestic laggard at +13.15%. International stocks were also very strong in Q2, with FTSE Developed ex-US All Cap +16.40% and FTSE Emerging Markets All Cap even better at +19.11%. The Morningstar Global Upstream Natural Resources Index +21.76% and the MSCI US Investable Market Real Estate 25/50 Index +13.21% also recorded solid gains, as the S&P Global ex US Property Index +9.10% was the only sector in the TOPS equity allocations that did not hit double digits for Q2.

Q2 returns were strong, but not strong enough to offset the steep Q1 losses. Most of the TOPS equity asset classes had 10%+ declines for the year to date. The bright spot was once again S&P Growth as the FAANGM stocks (Facebook, Apple, Amazon, Netflix, Google, and Microsoft) powered it to a first half gain of +7.93%. In fact, the strong rally pushed S&P Growth to a new record high in early July.

Our largest equity holding is large cap domestic stocks, so the TOPS portfolios benefit from the leadership of this area. The S&P 500 was only modestly negative at -3.08% year to date. FTSE Emerging Markets All Cap -9.67% and F FTSE Developed ex-US All Cap -11.33% outgained the other domestic indexes, as S&P Midcap 400 -12.78%, S&P Small Cap 600 -17.85% and S&P 500 Value -15.52% remained well below their all-time highs.

As is often the case during times of sharp stock market gains, fixed income returns lagged the stock markets in Q2. However, every fixed income sector represented in the TOPS portfolios recorded a positive return, as the US 10-year Treasury (10UST) finished the quarter at 0.66% yield, down from 0.70% three months earlier and 1.92% at year end 2019. The Barclay’s US Aggregate Bond index returned +2.90% in Q2 and +6.14% for 1H 2020. US Investment Grade Corporates, as measured by the iBoxx USD Liquid Investment Grade Index, had a very strong Q2 return of +9.67% and a solid +6.12% for 1H. High yield bonds, as measured by the iBoxx USD Liquid High Yield Index, also did well with Q2 returns at +7.75%, although year to date, High Yield was down by mid-single digits.

The Bloomberg Barclays US Treasury 3-10 Year index was the best 1H performer of the TOPS portfolio indexes at +7.85%. Shorter treasuries, measured by the Bloomberg Barclays US Treasury 1-3 Year Index, and mortgage-backs, measured by the Bloomberg Barclays US MBS Float Adjusted Index, also had positive returns for both Q2 and 1H. The JP Morgan Government Bond Emerging Markets Global Core returned a strong +9.58% in Q2 but remained -6.76% year to date. Currency hedged international bonds, as measured by the Bloomberg Barclays GLA xUSD Float Adjusted RIC Capped Index, returned +2.31% and was +2.53% year to date.

The COVID-19 Coronavirus Pandemic

The trend of COVID-19 shutdowns, which began in March, has reversed course for most of the world. May 2020 will be documented as the month when most Americans could once again get a haircut and eat in a restaurant. From a health perspective, opinions vary significantly around re-openings with strong feelings on both sides. From a financial market perspective, opinions about the shape of the recovery from the pandemic Recession also vary significantly.

Since little is known about this coronavirus, we cannot be certain of how to successfully re-open the economy. Many people are wearing facemasks and practicing social distancing, but many others are not. The short-term increase in new cases since mid-June is not an encouraging sign. The result may be renewed shutdowns, whether by government order or individual choices to self-isolate. A reversal of the re-openings would certainly have a negative impact on employment and probably on investor bullishness. The hoped-for offset would be good news on vaccines and treatments.

The US Economic Recession

The National Bureau of Economic Research (NBER) is the official arbiter of economic cycles and it has already declared the US entered a recession in February, marking the end of the longest expansion in our country’s history. The commonly held definition of a recession is two consecutive quarters of negative GDP and it seems very likely we will experience one from that perspective as well. GDP for Q1 was -5.0% and expectations for the recently finished Q2 are for an annualized rate of -35% or worse.

If the trend of new infections flattens and a renewed economic shutdown is averted, an economic recovery could begin in Q3. Unfortunately, the outcome of the current increase in COVID-19 cases is unforecastable. Likewise, the impact of huge job losses and an unemployment rate that may stall out around 10% is unknown. What we do know is that we will continue to monitor and analyze the data.

Volatility of Financial Markets

We have written about the quarterly volatility of financial markets, but day to day has been just as extreme. A well-known measure of volatility – the VIX index - hit a new record of 83 earlier this year and remains at an elevated reading around 30. Through June, about one-third of the trading days saw returns of plus or minus 2% for the S&P 500. One stock market adage is that the markets do not like uncertainty, so periods of heightened uncertainty are often very volatile.

The causes of uncertainty are many: When will vaccines or effective treatments be discovered and distributed widely? Will employment continue to bounce back when the recession ends? Will the US economy stage a V-shaped recovery or just return to its sluggish growth path? Wall Street analysts slashed the consensus 2020 S&P 500 earnings estimate from $170 to $125 – will they cut it further? Will companies be able to maintain dividend rates? On the non-pandemic side of things, what will the impact of partisan electioneering be as the elections draw near? Will social unrest spread and hamstring the recovery?

Obviously, we could make a very long list of the uncertainties that the stock market seems to be ignoring currently. While we likely cannot predict when or how these uncertainties will be resolved, and to what degree the impact of each will be, we can rely upon the capabilities and experience of both the TOPS portfolio team and the experts we consult with. TOPS portfolios are structured to participate if the financial markets continue to rise and are diversified to help reduce risk should the uncertainties lead to renewed stock market volatility.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

U.S. equity markets exhibited strength out of the gate in January largely due to dovish policy guidance from the Fed and the first phase of a trade deal with China. As the month wore on, however, uncertainty surrounding both the U.S. Senate impeachment trial and the coronavirus gave investors pause, resulting in the S&P 500 Index giving up the gains it made in the first half of the month. Amid this uncertainty, equity market volatility experienced a meaningful increase, albeit from an exceptionally low level. A corresponding flight to quality pushed bond prices higher, helping to mitigate portfolio volatility by offsetting the decline in stocks. Ultimately, the increase in equity volatility wasn’t enough to trigger a deallocation in any of the TOPS Managed Risk Portfolios. All three portfolios finished the month at their maximum respective equity allocations.

After falling approximately 3% during the second half of January, the S&P 500 Index got off to a strong start in February. By Wednesday, February 19, it had climbed 5% to a new all-time high. Three days later, on February 22, socialist presidential candidate Bernie Sanders won the Nevada caucuses by a wide margin and appeared to be gaining momentum as the Democratic Party front-runner. That same weekend, both Italy and Iran reported sharp increases in the number of new cases of coronavirus. When markets opened again on Monday, February 24, the S&P 500 Index finished the day 3.4% lower, its largest single day decline since February 2018. It continued to fall every day for the rest of the month, notching its largest weekly decline since October 2008. Volatility spiked over the same period; the VIX Index climbed from 14.4 on February 19, to 40 on February 28. In response to the increase in volatility, the TOPS Managed Risk Growth, Moderate and Balanced Portfolios reduced their equity allocations by 32, 15, and 6 percentage points, respectively, from their levels at the beginning of February.

On February 20, the day after reaching its all-time high, the S&P 500 Index embarked on the fastest and steepest drawdown in its 92-year track record, falling 34% in a mere 24 trading days. Over its entire history, the SPX has experienced six other drawdowns that exceeded 30%. By way of comparison, none was deeper than 7% by the 24th trading day; five of the six, however, ultimately finished more than 45% lower. The index’s volatility peaked in mid-March when, over the course of seven consecutive trading days (March 9–17), it experienced an average daily change of 7.7%, a level exceeded only in 1929 at the onset of the Great Depression. Not surprisingly, the VIX touched a new all-time high closing level of 82.7 on March 16, 2020.

As market volatility increased in March, TOPS Managed Risk Portfolios continued with the deallocations begun in February. The Growth, Moderate and Balanced Portfolios began the month having already reduced their equity allocations, by 33, 16, and 7 percentage points, respectively. By mid-March, they were further deallocated by a respective 40, 43, and 42 percentage points. As of the end of the month, with the VIX still above 50, the equity allocations were 16% for the Growth Portfolio, 10% for the Moderate Portfolio, and 6% for the Balanced Portfolio.

Since touching a new all-time high of 82.7 on March 16, the CBOE Volatility Index (VIX) moved gradually lower, finishing April at 34.2. To put that into context, the VIX’s average in 2019 was 15.4; year-to-date through April the average was 33.8. From a broader historical perspective, the average intraday trading range of the S&P 500 Index in 2020 has been an astounding 2.4%, more than double the 1.0% average for the previous 10 calendar years. Notwithstanding the sharp move lower from its peak, volatility is still exceptionally high relative to historical averages and may well be expected to remain so as the market continues to absorb and price in the far-reaching implications of the coronavirus pandemic. As volatility edged lower in April, TOPS Managed Risk Portfolios began to gradually increase their equity allocations from historically low levels, with the Growth, Moderate, and Balanced portfolios finishing the month at 42.1%, 35.1%, and 29.4%, respectively.

Equity market volatility ended May lower than it began, but the path lower was not without some bumps along the way, and its finishing level was still above average. The CBOE Volatility Index (VIX) went from 37.2 at the start of the month to 27.5 by month-end. By way of context, its average for this May was 30.9, double its average of 15.4 for all of 2019. Consistent with declining market volatility, TOPS Managed Risk Portfolios all increased their equity exposure as the month wore on. Equity exposure went from 42.1% to 54.3% for the Growth Portfolio, from 35.1% to 47.1% for the Moderate Portfolio, and from 29.4% to 38.5% for the Balanced Portfolio.

After climbing in early June, the MSCI All Country World Index experienced a rapid 5.29% decline and experienced heightened volatility, as a sharp increase in coronavirus cases refocused investors’ concerns about the ongoing economic reopening process. After touching a three-month low of 24.5 on June 5, 2020, the VIX shot up above 40 by June 11, 2020, and remained above 30 for the rest of the month. In response to this higher volatility, TOPS Managed Risk Growth, Moderate, and Balanced portfolios each finished the month with equity allocations that were reduced by 8.3, 6.2, and 4.4 percentage points, respectively, from their levels at the end of May.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

3896-NLD-8/5/2020

TOPS® Managed Risk Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance Since	Performance Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	(4.04)%	0.84%	3.02%	3.87%	N/A	N/A
Class 2	(4.15)%	0.63%	2.77%	3.62%	N/A	N/A
Class 3	(4.30)%	0.53%	2.66%	N/A	3.52%	N/A
Class 4	(4.39)%	0.19%	2.41%	N/A	3.12%	N/A
Investor Class	(3.90)%	0.64%	N/A	N/A	N/A	2.59%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	12.50%	12.49%	10.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.51%, 0.76%, 0.86%, 1.11%, and 1.01% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	45.7%
Debt Funds	43.0%
Other Assets and Liabilities - net/Short-Term Investments	11.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance Since	Performance Since	Since
	Months	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	(7.83)%	(2.09)%	2.30%	3.40%	N/A	N/A
Class 2	(7.96)%	(2.31)%	2.04%	3.15%	N/A	N/A
Class 3	(7.92)%	(2.34)%	1.93%	N/A	3.53%	N/A
Class 4	(8.10)%	(2.64)%	1.68%	N/A	3.39%	N/A
Investor Class	(7.58)%	(2.24)%	N/A	N/A	N/A	2.02%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	11.82%	12.49%	10.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.50%, 0.75%, 0.85%, 1.10%, and 1.00% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	77.3%
Debt Funds	11.7%
Other Assets and Liabilities - net/Short-Term Investments	11.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

			Five
	Six	One	Year	Performance Since	Performance Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	(6.01)%	(0.53)%	2.79%	4.15%	N/A	N/A
Class 2	(6.11)%	(0.67)%	2.55%	3.92%	N/A	N/A
Class 3	(6.13)%	(0.84)%	2.43%	N/A	3.80%	N/A
Class 4	(6.32)%	(1.07)%	2.17%	N/A	3.57%	N/A
Investor Class	(5.73)%	(0.60)%	N/A	N/A	N/A	2.40%
S&P 500 Total Return Index *****	(3.08)%	7.51%	10.73%	12.50%	12.49%	10.29%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio share. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.51%, 0.76%, 0.86%, 1.11%, and 1.01% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2020	% of Net Assets
Equity Funds	59.2%
Debt Funds	29.5%
Other Assets and Liabilities - net/Short-Term Investments	11.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 88.7%
	DEBT FUNDS - 43.0%
241,446	iShares iBoxx $ Investment Grade Corporate Bond ETF	$32,474,487
529,085	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	16,126,511
650,913	SPDR Portfolio Short Term Corporate Bond ETF	20,399,613
393,592	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,099,018
170,817	Vanguard Intermediate-Term Treasury ETF	12,054,556
148,091	Vanguard Mortgage-Backed Securities ETF	8,051,708
964,849	Vanguard Short-Term Inflation-Protected Securities ETF	48,406,474
386,777	Vanguard Short-Term Treasury ETF	24,057,529
69,958	Vanguard Total International Bond ETF	4,038,675
346,557	Xtrackers USD High Yield Corporate Bond ETF	16,201,540
		193,910,111
	EQUITY FUNDS - 45.7%
453,791	FlexShares Global Upstream Natural Resources Index Fund	12,542,783
668,201	SPDR Portfolio S&P 400 Mid Cap ETF	20,881,281
189,903	SPDR Portfolio S&P 500 Growth ETF +	8,530,443
999,065	SPDR Portfolio S&P 500 Value ETF	28,952,904
640,100	SPDR Portfolio S&P 600 Small Cap ETF	17,007,457
838,435	Vanguard FTSE Developed Markets ETF	32,522,894
611,383	Vanguard FTSE Emerging Markets ETF	24,216,881
258,661	Vanguard Global ex-U.S. Real Estate ETF	12,069,122
159,018	Vanguard Real Estate ETF +	12,487,684
130,860	Vanguard S&P 500 ETF	37,089,650
		206,301,099
	TOTAL EXCHANGE TRADED FUNDS (Cost - $372,026,164)	400,211,210

	SHORT-TERM INVESTMENTS - 9.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.2%
905,000	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	905,000

	MONEY MARKET FUNDS - 9.3%
42,203,718	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	42,203,718

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,108,718)	43,108,718

	TOTAL INVESTMENTS - 98.2% (Cost - $415,134,882)	$443,319,928
	OTHER ASSETS AND LIABILITIES - NET - 1.8%	8,063,094
	TOTAL NET ASSETS - 100.0%	$451,383,022

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $13,220,330 at June 30, 2020. The loaned securities were secured with cash collateral of $905,000 and non-cash collateral of $12,586,469. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
207	5 Year US Treasury Note September 2020	Bank of America Merrill Lynch	$26,028,594	$80,258
				$80,258

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
116	MSCI EAFE Index Mini September 2020	Bank of America Merrill Lynch	$10,314,720	$(99,830)
191	MSCI Emerging Market Index September 2020	Bank of America Merrill Lynch	9,413,435	(162,070)
61	Russell 2000 Index E-Mini September 2020	Bank of America Merrill Lynch	4,384,680	(181,780)
134	S&P 500 Index E-Mini September 2020	Bank of America Merrill Lynch	20,704,340	(350,298)
41	S&P Midcap 400 Index E-Mini September 2020	Bank of America Merrill Lynch	7,294,310	(118,460)
				$(912,438)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(832,180)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 89.0%
	DEBT FUNDS - 11.7%
99,555	iShares iBoxx $Investment Grade Corporate Bond ETF	$13,390,147
435,005	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,372,054
120,774	Vanguard Mortgage-Backed Securities ETF	6,566,482
400,380	Vanguard Short-Term Inflation-Protected Securities ETF +	20,087,064
215,469	Vanguard Short-Term Treasury ETF	13,402,172
430,872	Xtrackers USD High Yield Corporate Bond ETF +	20,143,266
		86,961,185
	EQUITY FUNDS - 77.3%
979,911	FlexShares Global Upstream Natural Resources Index Fund	27,084,740
2,424,597	SPDR Portfolio S&P 400 Mid Cap ETF	75,768,656
609,366	SPDR Portfolio S&P 500 Growth ETF	27,372,721
1,177,119	SPDR Portfolio S&P 500 Value ETF +	34,112,909
2,087,912	SPDR Portfolio S&P 600 Small Cap ETF	55,475,822
2,938,528	Vanguard FTSE Developed Markets ETF	113,985,501
1,512,562	Vanguard FTSE Emerging Markets ETF	59,912,581
426,617	Vanguard Global ex-U.S. Real Estate ETF	19,905,949
173,994	Vanguard Real Estate ETF +	13,663,749
503,593	Vanguard S&P 500 ETF	142,733,364
170,281	WisdomTree Emerging Markets SmallCap Dividend Fund	6,642,662
		576,658,654
	TOTAL EXCHANGE TRADED FUNDS (Cost - $591,635,643)	663,619,839

	SHORT-TERM INVESTMENTS - 8.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.7%
12,531,104	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	12,531,104

	MONEY MARKET FUNDS - 6.9%
51,329,515	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	51,329,515

	TOTAL SHORT-TERM INVESTMENTS (Cost - $63,860,619)	63,860,619

	TOTAL INVESTMENTS - 97.6% (Cost - $655,496,262)	$727,480,458
	OTHER ASSETS AND LIABILITIES - NET - 2.4%	18,019,895
	TOTAL NET ASSETS - 100.0%	$745,500,353

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $25,777,687 at June 30, 2020. The loaned securities were secured with cash collateral of $12,531,104 and non-cash collateral of $13,777,960. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
99	5 Year US Treasury Note September 2020	Bank of America Merrill Lynch	$12,448,458	$36,185
				$36,185

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
594	MSCI EAFE Index Mini September 2020	Bank of America Merrill Lynch	$52,818,480	$(645,005)
753	MSCI Emerging Market Index September 2020	Bank of America Merrill Lynch	37,111,605	(629,790)
317	Russell 2000 Index E-Mini September 2020	Bank of America Merrill Lynch	22,785,960	(851,450)
553	S&P 500 Index E-Mini September 2020	Bank of America Merrill Lynch	85,444,030	(1,226,298)
200	S&P Midcap 400 Index E-Mini September 2020	Bank of America Merrill Lynch	35,582,000	(437,140)
				$(3,789,683)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(3,753,498)

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value

	EXCHANGE TRADED FUNDS - 88.7%
	DEBT FUNDS - 29.5%
251,234	iShares iBoxx $ Investment Grade Corporate Bond ETF	$33,790,973
1,926,882	SPDR Portfolio Short Term Corporate Bond ETF +	60,388,482
438,475	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,478,721
95,911	Vanguard Intermediate-Term Treasury ETF	6,768,439
243,489	Vanguard Mortgage-Backed Securities ETF	13,238,497
803,175	Vanguard Short-Term Inflation-Protected Securities ETF +	40,295,290
214,145	Vanguard Short-Term Treasury ETF	13,319,819
115,024	Vanguard Total International Bond ETF	6,640,335
723,866	Xtrackers USD High Yield Corporate Bond ETF +	33,840,735
		221,761,291
	EQUITY FUNDS - 59.2%
989,139	FlexShares Global Upstream Natural Resources Index Fund	27,339,802
1,779,822	SPDR Portfolio S&P 400 Mid Cap ETF	55,619,438
307,553	SPDR Portfolio S&P 500 Growth ETF	13,815,281
712,921	SPDR Portfolio S&P 500 Value ETF	20,660,451
1,575,847	SPDR Portfolio S&P 600 Small Cap ETF	41,870,255
2,093,731	Vanguard FTSE Developed Markets ETF	81,215,825
1,187,441	Vanguard FTSE Emerging Markets ETF	47,034,538
430,637	Vanguard Global ex-U.S. Real Estate ETF	20,093,522
176,023	Vanguard Real Estate ETF +	13,823,086
435,711	Vanguard S&P 500 ETF	123,493,569
		444,965,767
	TOTAL EXCHANGE TRADED FUNDS (Cost - $607,702,520)	666,727,058

	SHORT-TERM INVESTMENTS - 13.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.0%
37,465,103	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	37,465,103

	MONEY MARKET FUNDS - 8.7%
65,906,235	STIT - Government & Agency Portfolio, Institutional Class - 0.09% (a)	65,906,235

	TOTAL SHORT-TERM INVESTMENTS (Cost - $103,371,338)	103,371,338

	TOTAL INVESTMENTS - 102.4% (Cost - $711,073,858)	$770,098,396
	OTHER ASSETS AND LIABILITIES - NET - (2.4)%	(18,118,044)
	TOTAL NET ASSETS - 100.0%	$751,980,352

ETF - Exchange Traded Fund

+	All or a portion of this security is on loan. Total loaned securities had a value of $50,358,169 at June 30, 2020. The loaned securities were secured with cash collateral of $37,465,103 and non-cash collateral of $13,941,135. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2020.

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
230	5 Year US Treasury Note September 2020	Bank of America Merrill Lynch	$28,920,660	$83,316
				$83,316

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
331	MSCI EAFE Index Mini September 2020	Bank of America Merrill Lynch	29,432,520	(359,940)
454	MSCI Emerging Market Index September 2020	Bank of America Merrill Lynch	22,375,390	(406,675)
180	Russell 2000 Index E-Mini September 2020	Bank of America Merrill Lynch	12,938,400	(585,085)
335	S&P 500 Index E-Mini September 2020	Bank of America Merrill Lynch	51,760,850	(1,088,357)
116	S&P Midcap 400 Index E-Mini September 2020	Bank of America Merrill Lynch	20,637,560	(409,410)
				$(2,849,467)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(2,766,151)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2020

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$415,134,882	$655,496,262	$711,073,858

Investments in securities, at value	$443,319,928	$727,480,458	$770,098,396
Receivable for securities sold	5,178,536	12,333,776	9,268,709
Receivable for Portfolio shares sold	629,333	261,552	304,545
Interest and dividends receivable	193,424	732,587	631,933
Unrealized appreciation on future contracts	80,258	36,185	83,316
Deposits with Broker	5,769,242	24,782,416	15,032,367
Total Assets	455,170,721	765,626,974	795,419,266
Liabilities:
Collateral on securities loaned	905,000	12,531,104	37,465,103
Payable for Portfolio shares redeemed	276,492	414,863	197,926
Payable for securities purchased	1,428,440	2,964,346	2,490,370
Accrued investment advisory fees	111,876	185,685	185,344
Accrued distribution (12b-1) fees	102,286	162,605	170,117
Unrealized depreciation on futures contracts	912,438	3,789,683	2,849,467
Payable to related parties and administrative service fees	11,411	19,894	21,538
Accrued expenses and other liabilities	39,756	58,441	59,049
Total Liabilities	3,787,699	20,126,621	43,438,914
Net Assets	$451,383,022	$745,500,353	$751,980,352

Components of Net Assets:
Paid in capital	$422,888,824	$705,886,282	$703,695,180
Accumulated earnings	28,494,198	39,614,071	48,285,172
Net Assets	$451,383,022	$745,500,353	$751,980,352

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2020

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$133,981		$26,709,237		$1,021,055
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	12,007		2,522,080		90,578

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.16		$10.59		$11.27

Class 2 Shares:
Net assets	$362,767,596		$571,471,534		$592,528,066
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	32,720,529		54,305,977		52,827,946

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.09		$10.52		$11.22

Class 3 Shares:
Net assets	$79,801,446		$142,776,310		$152,183,911
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	7,168,787		13,639,467		13,624,416

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.13		$10.47		$11.17

Class 4 Shares:
Net assets	$8,679,986		$4,543,259		$6,247,308
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	796,089		430,506		562,126

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.90		$10.55		$11.11

Investor Class Shares:
Net assets	$13		$13		$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.84	(a)	$11.10	(a)	$12.01	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2020

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$3,627,432	$5,817,658	$6,116,681
Interest income	191,253	316,810	317,716
Securities lending income - net	47,096	58,255	96,418
Total Investment Income	3,865,781	6,192,723	6,530,815
Expenses:
Investment advisory fees	696,245	1,150,732	1,159,519
Distribution fees (12b-1) - Class 2 Shares	466,545	735,930	761,603
Distribution fees (12b-1) - Class 3 Shares	142,781	256,073	272,948
Distribution fees (12b-1) - Class 4 Shares	27,617	13,802	20,200
Related parties and administrative service fees	213,360	349,705	352,342
Miscellaneous fees and expenses	23,209	38,358	38,651
Total Expenses	1,569,757	2,544,600	2,605,263
Net Investment Income	2,296,024	3,648,123	3,925,552

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on:
Investments	(8,439,643)	(17,912,161)	(13,369,575)
Futures contracts	(6,953,888)	(17,020,622)	(17,348,317)
Total net realized loss	(15,393,531)	(34,932,783)	(30,717,892)
Net change in unrealized depreciation on:
Investments	(7,559,210)	(30,629,371)	(21,653,751)
Futures contracts	(1,182,160)	(4,905,293)	(3,576,961)
Total unrealized depreciation	(8,741,370)	(35,534,664)	(25,230,712)
Net Realized and Unrealized Loss on Investments and Futures Contracts	(24,134,901)	(70,467,447)	(55,948,604)
Net Decrease in Net Assets Resulting from Operations	$(21,838,877)	$(66,819,324)	$(52,023,052)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$2,296,024	$10,052,181
Net realized gain (loss) on investments and futures contracts	(15,393,531)	9,792,754
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(8,741,370)	49,992,271
Net increase (decrease) in net assets resulting from operations	(21,838,877)	69,837,206
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(7,123)
Class 2	—	(20,569,746)
Class 3	—	(4,377,941)
Class 4	—	(484,345)
Investor	—	(1)
Total distributions to shareholders	—	(25,439,156)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	8,558,769	21,735,779
Class 3	3,316,730	7,319,807
Class 4	21,446	20,438
Reinvestment of distributions
Class 1	—	7,123
Class 2	—	20,569,746
Class 3	—	4,377,941
Class 4	—	484,345
Investor Class	—	1
Cost of shares redeemed
Class 1	(120)	(134,884)
Class 2	(37,497,184)	(84,615,123)
Class 3	(8,384,404)	(16,447,783)
Class 4	(939,329)	(1,017,680)
Net decrease in net assets from share transactions of beneficial interest	(34,924,092)	(47,700,290)
Total Decrease In Net Assets	(56,762,969)	(3,302,240)

Net Assets:
Beginning of period	508,145,991	511,448,231
End of period	$451,383,022	$508,145,991

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Reinvested	—	641
Shares Redeemed	(11)	(11,569)
Net decrease in shares of beneficial interest outstanding	(11)	(10,928)

Class 2
Shares Sold	774,437	1,929,638
Shares Reinvested	—	1,858,152
Shares Redeemed	(3,409,286)	(7,471,680)
Net decrease in shares of beneficial interest outstanding	(2,634,849)	(3,683,890)

Class 3
Shares Sold	297,898	643,584
Shares Reinvested	—	393,346
Shares Redeemed	(760,283)	(1,443,779)
Net decrease in shares of beneficial interest outstanding	(462,385)	(406,849)

Class 4
Shares Sold	1,953	3,732
Shares Reinvested	—	63,341
Shares Redeemed	(88,016)	(99,075)
Net decrease in shares of beneficial interest outstanding	(86,063)	(32,002)

Investor
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,648,123	$16,024,079
Net realized gain (loss) on investments and futures contracts	(34,932,783)	7,194,212
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(35,534,664)	109,536,792
Net increase (decrease) in net assets resulting from operations	(66,819,324)	132,755,083
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(2,456,604)
Class 2	—	(53,648,507)
Class 3	—	(13,496,053)
Class 4	—	(395,312)
Investor	—	(1)
Total distributions to shareholders	—	(69,996,477)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	363,507	—
Class 2	14,441,985	19,961,431
Class 3	2,362,770	3,309,135
Class 4	16,381	22,400
Reinvestment of distributions
Class 1	—	2,456,604
Class 2	—	53,648,507
Class 3	—	13,496,053
Class 4	—	395,312
Investor Class	—	1
Cost of shares redeemed
Class 1	(1,160,573)	(1,682,610)
Class 2	(43,676,587)	(110,354,204)
Class 3	(9,836,296)	(25,637,689)
Class 4	(146,954)	(540,876)
Net decrease in net assets from share transactions of beneficial interest	(37,635,767)	(44,925,936)
Total Increase (Decrease) In Net Assets	(104,455,091)	17,832,670

Net Assets:
Beginning of period	849,955,444	832,122,774
End of period	$745,500,353	$849,955,444

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	35,818	—
Shares Reinvested	—	228,947
Shares Redeemed	(110,133)	(149,781)
Net increase (decrease) in shares of beneficial interest outstanding	(74,315)	79,166

Class 2
Shares Sold	1,356,995	1,762,441
Shares Reinvested	—	5,023,268
Shares Redeemed	(4,108,845)	(9,738,007)
Net decrease in shares of beneficial interest outstanding	(2,751,850)	(2,952,298)

Class 3
Shares Sold	229,929	293,104
Shares Reinvested	—	1,269,619
Shares Redeemed	(916,284)	(2,282,467)
Net decrease in shares of beneficial interest outstanding	(686,355)	(719,744)

Class 4
Shares Sold	1,515	1,967
Shares Reinvested	—	36,807
Shares Redeemed	(13,372)	(48,443)
Net decrease in shares of beneficial interest outstanding	(11,857)	(9,669)

Investor
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$3,925,552	$17,186,741
Net realized gain (loss) on investments and futures contracts	(30,717,892)	14,981,307
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(25,230,712)	97,722,623
Net increase (decrease) in net assets resulting from operations	(52,023,052)	129,890,671
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(71,524)
Class 2	—	(42,511,197)
Class 3	—	(10,980,103)
Class 4	—	(434,361)
Investor	—	(1)
Total distributions to shareholders	—	(53,997,186)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	3,056
Class 2	8,930,473	19,626,219
Class 3	2,188,103	6,601,331
Class 4	43,174	30,500
Reinvestment of distributions
Class 1	—	71,524
Class 2	—	42,511,197
Class 3	—	10,980,103
Class 4	—	434,361
Investor Class	—	1
Cost of shares redeemed
Class 1	(26,400)	(65,516)
Class 2	(48,793,835)	(127,222,217)
Class 3	(11,441,963)	(30,695,632)
Class 4	(802,598)	(539,637)
Net decrease in net assets from share transactions of beneficial interest	(49,903,046)	(78,264,710)
Total Decrease In Net Assets	(101,926,098)	(2,371,225)

Net Assets:
Beginning of period	853,906,450	856,277,675
End of period	$751,980,352	$853,906,450

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	—	269
Shares Reinvested	—	6,313
Shares Redeemed	(2,411)	(5,695)
Net increase (decrease) in shares of beneficial interest outstanding	(2,411)	887

Class 2
Shares Sold	795,778	1,671,084
Shares Reinvested	—	3,762,053
Shares Redeemed	(4,325,706)	(10,857,018)
Net decrease in shares of beneficial interest outstanding	(3,529,928)	(5,423,881)

Class 3
Shares Sold	194,924	562,151
Shares Reinvested	—	975,142
Shares Redeemed	(1,017,482)	(2,631,010)
Net decrease in shares of beneficial interest outstanding	(822,558)	(1,093,717)

Class 4
Shares Sold	3,643	2,668
Shares Reinvested	—	38,679
Shares Redeemed	(70,143)	(46,246)
Net decrease in shares of beneficial interest outstanding	(66,500)	(4,899)

Investor
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.63		$10.70	$12.25	$11.26	$10.75	$11.68
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.23	0.24	0.20	0.18	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	(0.54)		1.32	(0.92)	1.02	0.50	(0.61)
Total income (loss) from investment operations	(0.47)		1.55	(0.68)	1.22	0.68	(0.49)
Less distributions from:
Net investment income	—		(0.29)	(0.24)	(0.21)	(0.17)	(0.17)
Net realized gain	—		(0.33)	(0.63)	(0.02)	—	(0.27)
Total distributions	—		(0.62)	(0.87)	(0.23)	(0.17)	(0.44)
Net asset value, end of period	$11.16		$11.63	$10.70	$12.25	$11.26	$10.75
Total return (c)	(4.04	)% (e)	14.81%	(5.81)%	10.90%	6.39%	(4.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$134		$140	$246	$411	$511	$909
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.28	% (f)	2.04%	2.03%	1.74%	1.62%	1.02%
Portfolio turnover rate	22	% (e)	36%	48%	30%	16%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.57		$10.64	$12.18	$11.20	$10.68	$11.62
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.22	0.23	0.18	0.16	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.54)		1.30	(0.93)	1.00	0.50	(0.67)
Total income (loss) from investment operations	(0.48)		1.52	(0.70)	1.18	0.66	(0.53)
Less distributions from:
Net investment income	—		(0.26)	(0.21)	(0.18)	(0.14)	(0.14)
Net realized gain	—		(0.33)	(0.63)	(0.02)	—	(0.27)
Total distributions	—		(0.59)	(0.84)	(0.20)	(0.14)	(0.41)
Net asset value, end of period	$11.09		$11.57	$10.64	$12.18	$11.20	$10.68
Total return (c)	(4.15	)% (e)	14.55%	(6.04)%	10.58%	6.22%	(4.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$362,768		$409,218	$415,533	$512,670	$511,731	$531,055
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.01	% (f)	1.97%	1.91%	1.57%	1.50%	1.21%
Portfolio turnover rate	22	% (e)	36%	48%	30%	16%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.63		$10.69	$12.24	$11.25	$10.75	$11.69
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.22	0.22	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.55)		1.30	(0.94)	1.01	0.49	(0.66)
Total income (loss) from investment operations	(0.50)		1.52	(0.72)	1.19	0.65	(0.53)
Less distributions from:
Net investment income	—		(0.25)	(0.20)	(0.18)	(0.15)	(0.14)
Net realized gain	—		(0.33)	(0.63)	(0.02)	—	(0.27)
Total distributions	—		(0.58)	(0.83)	(0.20)	(0.15)	(0.41)
Net asset value, end of period	$11.13		$11.63	$10.69	$12.24	$11.25	$10.75
Total return (c)	(4.30	)% (e)	14.48%	(6.15)%	10.58%	6.02%	(4.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$79,801		$88,729	$85,937	$96,698	$86,999	$67,731
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.92	% (f)	1.90%	1.84%	1.49%	1.47%	1.17%
Portfolio turnover rate	22	% (e)	36%	48%	30%	16%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.40		$10.49	$12.02	$11.05	$10.54	$11.49
Income (loss) from investment operations:
Net investment income (a)(b)	0.04		0.18	0.18	0.14	0.12	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.54)		1.28	(0.92)	0.99	0.49	(0.65)
Total income (loss) from investment operations	(0.50)		1.46	(0.74)	1.13	0.61	(0.55)
Less distributions from:
Net investment income	—		(0.22)	(0.16)	(0.14)	(0.10)	(0.13)
Net realized gain	—		(0.33)	(0.63)	(0.02)	—	(0.27)
Total distributions	—		(0.55)	(0.79)	(0.16)	(0.10)	(0.40)
Net asset value, end of period	$10.90		$11.40	$10.49	$12.02	$11.05	$10.54
Total return (c)	(4.39	)% (e)	14.17%	(6.41)%	10.24%	5.82%	(4.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,680		$10,059	$9,733	$11,531	$11,587	$12,570
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.65	% (f)	1.64%	1.58%	1.21%	1.14%	0.89%
Portfolio turnover rate	22	% (e)	36%	48%	30%	16%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.32		$11.39	$12.17	$11.75	$11.09	$11.74
Income (loss) from investment operations:
Net investment income (b)(c)	0.09		0.31	0.20	0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments	(0.57)		1.21	(0.15)	0.44	0.50	(0.70)
Total income (loss) from investment operations	(0.48)		1.52	0.05	0.62	0.66	(0.65)
Less distributions from:
Net investment income	—		(0.26)	(0.20)	(0.18)	—	—
Net realized gain	—		(0.33)	(0.63)	(0.02)	—	—
Total distributions	—		(0.59)	(0.83)	(0.20)	—	—
Net asset value, end of period	$11.84		$12.32	$11.39	$12.17	$11.75	$11.09
Total return (d)	(3.90	)% (g)	13.64%	(5.67)%	9.81%	5.95%	(5.54)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$13		$14	$12	$12	$12	$11
Ratio of expenses to average net assets (f)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90	% (h)
Ratio of net investment income to average net assets (c)(f)	0.55	% (h)	1.54%	1.66%	1.32%	1.25%	0.96	% (h)
Portfolio turnover rate	22	% (g)	36%	48%	30%	16%	20%

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.49		$10.73	$12.66	$10.93	$10.53	$11.82
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.25	0.24	0.21	0.19	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.96)		1.54	(1.27)	1.74	0.42	(1.23)
Total income (loss) from investment operations	(0.90)		1.79	(1.03)	1.95	0.61	(1.05)
Less distributions from:
Net investment income	—		(0.26)	(0.23)	(0.22)	(0.21)	(0.19)
Net realized gain	—		(0.77)	(0.67)	—	—	(0.05)
Total distributions	—		(1.03)	(0.90)	(0.22)	(0.21)	(0.24)
Net asset value, end of period	$10.59		$11.49	$10.73	$12.66	$10.93	$10.53
Total return (c)	(7.83	)% (e)	17.32%	(8.50)%	17.97%	5.87%	(8.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$26,709		$29,825	$26,999	$31,412	$28,004	$32,032
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.22	% (f)	2.19%	1.96%	1.75%	1.74%	1.59%
Portfolio turnover rate	35	% (e)	36%	50%	28%	12%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.43		$10.67	$12.59	$10.87	$10.47	$11.76
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.22	0.21	0.17	0.16	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.96)		1.54	(1.27)	1.74	0.42	(1.23)
Total income (loss) from investment operations	(0.91)		1.76	(1.06)	1.91	0.58	(1.08)
Less distributions from:
Net investment income	—		(0.23)	(0.19)	(0.19)	(0.18)	(0.16)
Net realized gain	—		(0.77)	(0.67)	—	—	(0.05)
Total distributions	—		(1.00)	(0.86)	(0.19)	(0.18)	(0.21)
Net asset value, end of period	$10.52		$11.43	$10.67	$12.59	$10.87	$10.47
Total return (c)	(7.96	)% (e)	17.08%	(8.72)%	17.66%	5.57%	(9.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$571,472		$652,103	$640,432	$770,385	$752,397	$847,241
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	0.96	% (f)	1.91%	1.69%	1.46%	1.50%	1.34%
Portfolio turnover rate	35	% (e)	36%	50%	28%	12%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.37		$10.62	$12.54	$10.84	$10.44	$11.72
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.20	0.19	0.16	0.15	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.95)		1.53	(1.26)	1.72	0.42	(1.22)
Total income (loss) from investment operations	(0.90)		1.73	(1.07)	1.88	0.57	(1.08)
Less distributions from:
Net investment income	—		(0.21)	(0.18)	(0.18)	(0.17)	(0.15)
Net realized gain	—		(0.77)	(0.67)	—	—	(0.05)
Total distributions	—		(0.98)	(0.85)	(0.18)	(0.17)	(0.20)
Net asset value, end of period	$10.47		$11.37	$10.62	$12.54	$10.84	$10.44
Total return (c)	(7.92	)% (e)	16.93%	(8.84)%	17.45%	5.51%	(9.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$142,776		$162,948	$159,859	$188,141	$168,368	$168,305
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.87	% (f)	1.81%	1.60%	1.39%	1.44%	1.24%
Portfolio turnover rate	35	% (e)	36%	50%	28%	12%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.48		$10.69	$12.57	$10.85	$10.46	$11.77
Income (loss) from investment operations:
Net investment income (a)(b)	0.03		0.18	0.15	0.13	0.12	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.96)		1.54	(1.25)	1.74	0.41	(1.23)
Total income (loss) from investment operations	(0.93)		1.72	(1.10)	1.87	0.53	(1.10)
Less distributions from:
Net investment income	—		(0.16)	(0.11)	(0.15)	(0.14)	(0.16)
Net realized gain	—		(0.77)	(0.67)	—	—	(0.05)
Total distributions	—		(0.93)	(0.78)	(0.15)	(0.14)	(0.21)
Net asset value, end of period	$10.55		$11.48	$10.69	$12.57	$10.85	$10.46
Total return (c)	(8.10	)% (e)	16.64%	(9.09)%	17.33%	5.15%	(9.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,543		$5,079	$4,833	$11,182	$10,228	$10,829
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.62	% (f)	1.58%	1.23%	1.14%	1.17%	1.13%
Portfolio turnover rate	35	% (e)	36%	50%	28%	12%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.01		$11.25	$12.59	$11.26	$10.68	$11.74
Income (loss) from investment operations:
Net investment income (b)(c)	0.05		0.25	0.17	0.17	0.16	0.05
Net realized and unrealized gain (loss) on investments	(0.96)		1.51	(0.65)	1.35	0.42	(1.11)
Total income (loss) from investment operations	(0.91)		1.76	(0.48)	1.52	0.58	(1.06)
Less distributions from:
Net investment income	—		(0.23)	(0.19)	(0.19)	—	—
Net realized gain	—		(0.77)	(0.67)	—	—	—
Total distributions	—		(1.00)	(0.86)	(0.19)	—	—
Net asset value, end of period	$11.10		$12.01	$11.25	$12.59	$11.26	$10.68
Total return (d)	(7.58	)% (g)	16.12%	(8.32)%	17.00%	5.43%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$13		$14	$12	$13	$11	$11
Ratio of expenses to average net assets (f)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90	% (h)
Ratio of net investment income to average net assets (c)(f)	0.52	% (h)	1.48%	1.44%	1.21%	1.25%	1.09	% (h)
Portfolio turnover rate	35	% (g)	36%	50%	28%	12%	15%

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.99		$11.02	$12.71	$11.34	$10.84	$12.02
Income (loss) from investment operations:
Net investment income (a)(b)	0.07		0.27	0.25	0.24	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	(0.79)		1.51	(1.10)	1.36	0.52	(0.90)
Total income (loss) from investment operations	(0.72)		1.78	(0.85)	1.60	0.70	(0.73)
Less distributions from:
Net investment income	—		(0.30)	(0.24)	(0.23)	(0.20)	(0.19)
Net realized gain	—		(0.51)	(0.60)	—	—	(0.26)
Total distributions	—		(0.81)	(0.84)	(0.23)	(0.20)	(0.45)
Net asset value, end of period	$11.27		$11.99	$11.02	$12.71	$11.34	$10.84
Total return (c)	(6.01	)% (e)	16.59%	(7.00)%	14.18%	6.50%	(6.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,021		$1,115	$1,015	$2,389	$1,618	$2,945
Ratio of expenses to average net assets (d)	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.30	% (f)	2.31%	1.98%	1.97%	1.68%	1.44%
Portfolio turnover rate	28	% (e)	35%	38%	30%	13%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.95		$10.98	$12.66	$11.30	$10.79	$11.97
Income (loss) from investment operations:
Net investment income (a)(b)	0.06		0.24	0.24	0.19	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	(0.79)		1.50	(1.11)	1.37	0.51	(0.92)
Total income (loss) from investment operations	(0.73)		1.74	(0.87)	1.56	0.68	(0.76)
Less distributions from:
Net investment income	—		(0.26)	(0.21)	(0.20)	(0.17)	(0.16)
Net realized gain	—		(0.51)	(0.60)	—	—	(0.26)
Total distributions	—		(0.77)	(0.81)	(0.20)	(0.17)	(0.42)
Net asset value, end of period	$11.22		$11.95	$10.98	$12.66	$11.30	$10.79
Total return (c)	(6.11	)% (e)	16.30%	(7.22)%	13.85%	6.31%	(6.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$592,528		$673,353	$678,295	$826,964	$815,029	$875,534
Ratio of expenses to average net assets (d)	0.65	% (f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.04	% (f)	2.02%	1.86%	1.56%	1.59%	1.36%
Portfolio turnover rate	28	% (e)	35%	38%	30%	13%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.90		$10.94	$12.63	$11.27	$10.78	$11.96
Income (loss) from investment operations:
Net investment income (a)(b)	0.05		0.22	0.22	0.18	0.17	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.78)		1.50	(1.11)	1.37	0.49	(0.92)
Total income (loss) from investment operations	(0.73)		1.72	(0.89)	1.55	0.66	(0.77)
Less distributions from:
Net investment income	—		(0.25)	(0.20)	(0.19)	(0.17)	(0.15)
Net realized gain	—		(0.51)	(0.60)	—	—	(0.26)
Total distributions	—		(0.76)	(0.80)	(0.19)	(0.17)	(0.41)
Net asset value, end of period	$11.17		$11.90	$10.94	$12.63	$11.27	$10.78
Total return (c)	(6.13	)% (e)	16.16%	(7.38)%	13.83%	6.14%	(6.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$152,184		$171,983	$170,062	$191,249	$169,824	$137,981
Ratio of expenses to average net assets (d)	0.75	% (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	0.94	% (f)	1.92%	1.79%	1.48%	1.56%	1.31%
Portfolio turnover rate	28	% (e)	35%	38%	30%	13%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

Net asset value, beginning of period	$11.86		$10.90	$12.57	$11.21	$10.71	$11.91
Income (loss) from investment operations:
Net investment income (a)(b)	0.04		0.20	0.19	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	(0.79)		1.49	(1.10)	1.36	0.48	(0.91)
Total income (loss) from investment operations	(0.75)		1.69	(0.91)	1.51	0.62	(0.79)
Less distributions from:
Net investment income	—		(0.22)	(0.16)	(0.15)	(0.12)	(0.15)
Net realized gain	—		(0.51)	(0.60)	—	—	(0.26)
Total distributions	—		(0.73)	(0.76)	(0.15)	(0.12)	(0.41)
Net asset value, end of period	$11.11		$11.86	$10.90	$12.57	$11.21	$10.71
Total return (c)	(6.32	)% (e)	15.88%	(7.61)%	13.53%	5.84%	(6.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,247		$7,455	$6,905	$8,532	$8,285	$8,996
Ratio of expenses to average net assets (d)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	0.67	% (f)	1.70%	1.51%	1.22%	1.24%	1.02%
Portfolio turnover rate	28	% (e)	35%	38%	30%	13%	20%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.74		$11.77	$12.67	$11.89	$11.21	$12.11
Income (loss) from investment operations:
Net investment income (b)(c)	0.09		0.32	0.20	0.19	0.17	0.06
Net realized and unrealized gain (loss) on investments	(0.82)		1.42	(0.29)	0.79	0.51	(0.96)
Total income (loss) from investment operations	(0.73)		1.74	(0.09)	0.98	0.68	(0.90)
Less distributions from:
Net investment income	—		(0.26)	(0.21)	(0.20)	—	—
Net realized gain	—		(0.51)	(0.60)	—	—	—
Total distributions	—		(0.77)	(0.81)	(0.20)	—	—
Net asset value, end of period	$12.01		$12.74	$11.77	$12.67	$11.89	$11.21
Total return (d)	(5.73	)% (g)	15.21%	(6.77)%	12.99%	6.07%	(7.43)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12		$14	$13	$13	$12	$11
Ratio of expenses to average net assets (f)	0.90	% (h)	0.90%	0.90%	0.90%	0.90%	0.90	% (h)
Ratio of net investment income to average net assets (c)(f)	0.57	% (h)	1.60%	1.61%	1.31%	1.34%	1.11	% (h)
Portfolio turnover rate	28	% (g)	35%	38%	30%	13%	20%

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.       ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.

Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$400,211,210	$—	$—	$400,211,210
Short-Term Investments	43,108,718	—	—	43,108,718
Derivatives
Futures Contracts **	80,258	—	—	80,258
Total	$443,400,186	$—	$—	$443,400,186

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$912,438	$—	$—	$912,438

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$663,619,839	$—	$—	$663,619,839
Short-Term Investments	63,860,619	—	—	63,860,619
Derivatives
Futures Contracts **	36,185	—	—	36,185
Total	$727,516,643	$—	$—	$727,516,643

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$3,789,683	$—	$—	$3,789,683

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$666,727,058	$—	$—	$666,727,058
Short-Term Investments	103,371,338	—	—	103,371,338
Derivatives
Futures Contracts **	83,316	—	—	83,316
Total	$770,181,712	$—	$—	$770,181,712

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$2,849,467	$—	$—	$2,849,467

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2020.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019, or expected to be taken in the Portfolios’ December 31, 2020 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2020:

Managed Risk Balanced ETF Portfolio

Contract Type/Primary Risk	Statement of Assets and Liabilities	Unrealized Appreciation
Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(912,438)
Interest Risk	Unrealized appreciation on future contracts	80,258
Total		$(832,180)

Managed Risk Growth ETF Portfolio

Contract Type/Primary Risk	Statement of Assets and Liabilities	Unrealized Appreciation
Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(3,789,683)
Interest Risk	Unrealized appreciation on future contracts	36,185
Total		$(3,753,498)

Managed Risk Moderate Growth ETF Portfolio

Contract Type/Primary Risk	Statement of Assets and Liabilities	Unrealized Appreciation
Exposure	Location	(Depreciation)
Equity Risk	Unrealized depreciation on future contracts	$(2,849,467)
Interest Risk	Unrealized appreciation on future contracts	83,316
Total		$(2,766,151)

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the six months ended June 30, 2020:

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures transactions	$(8,276,999)
Futures Contracts	Interest Risk	Net realized gain on futures transactions	1,323,111
Total			$(6,953,888)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(1,364,098)
	Interest Risk	Net change in unrealized appreciation on futures contracts	181,938
Total			$(1,182,160)

Managed Risk Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures transactions	$(17,696,974)
Futures Contracts	Interest Risk	Net realized gain on futures transactions	676,352
Total			$(17,020,622)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(4,992,228)
	Interest Risk	Net change in unrealized appreciation on futures contracts	86,935
Total			$(4,905,293)

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures transactions	$(18,938,832)
Futures Contracts	Interest Risk	Net realized gain on futures transactions	1,590,515
Total			$(17,348,317)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(3,780,152)
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	203,191
Total			$(3,576,961)

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The notional value of the derivative instruments outstanding as of June 30, 2020 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2020:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts
		Gross	of Assets
		Amounts	Presented in
	Gross	Offset in the	the
	Amounts of	Statements of	Statements of	Financial	Pledged
	Recognized	Assets &	Assets &	Instruments	Collateral	Net Amount
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	of Assets

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$13,220,330	$—	$13,220,330	$12,586,469	$633,861	$—
Total	$13,220,330	$—	$13,220,330	$12,586,469	$633,861	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$25,777,687	$—	$25,777,687	$13,777,960	$11,999,727	$—
Total	$25,777,687	$—	$25,777,687	$13,777,960	$11,999,727	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$50,358,169	$—	$50,358,169	$13,941,135	$36,417,034	$—
Total	$50,358,169	$—	$50,358,169	$13,941,135	$36,417,034	$—

*	The amount is limited to the derivative asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2020:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Balanced ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$905,000

Managed Risk Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$12,531,104

Managed Risk Moderate Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$37,465,103

The fair value of the securities loaned for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio totaled $13,220,330, $25,777,687 and $50,358,169 at June 30, 2020, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $905,000, $12,531,104 and $37,465,103 for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio at June 30, 2020, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At June 30, 2020, the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio received non-cash collateral of $12,586,469, $13,777,960 and $13,941,135, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$89,406,795	$121,375,494
Managed Risk Growth ETF Portfolio	237,769,769	276,141,560
Managed Risk Moderate Growth ETF Portfolio	191,583,895	243,858,229

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended June 30, 2020, the Portfolios paid the following in advisory fees.

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$696,245
Managed Risk Growth ETF Portfolio	1,150,732
Managed Risk Moderate Growth ETF Portfolio	1,159,519

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2020, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$636,943
Managed Risk Growth ETF Portfolio	1,005,805
Managed Risk Moderate Growth ETF Portfolio	1,054,751

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees.

For the six months ended June 30, 2020, the Trustees received fees in the amount $6,563 on behalf of each Portfolio.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	83%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	68%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	81%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
		Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Managed Risk Balanced ETF Portfolio	$417,015,356	$31,463,185	$(5,158,613)	$26,304,572
Managed Risk Growth ETF Portfolio	660,195,790	75,800,815	(8,516,147)	67,284,668
Managed Risk Moderate Growth ETF Portfolio	715,186,797	63,495,485	(8,583,886)	54,911,599

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2019 and December 31, 2018 was as follows:

For the year ended December 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$13,828,110	$11,611,046	$25,439,156
Managed Risk Growth ETF Portfolio	27,926,021	42,070,456	69,996,477
Managed Risk Moderate Growth ETF Portfolio	27,820,537	26,176,649	53,997,186

For the year ended December 31, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$11,807,578	$26,793,768	$38,601,346
Managed Risk Growth ETF Portfolio	13,888,634	49,487,438	63,376,072
Managed Risk Moderate Growth ETF Portfolio	15,367,440	45,268,907	60,636,347

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Depreciation	Earnings
Managed Risk Balanced ETF Portfolio	$10,725,247	$5,744,046	$—	$—	$—	$33,863,782	$50,333,075
Managed Risk Growth ETF Portfolio	16,055,519	—	—	(7,536,163)	—	97,914,039	106,433,395
Managed Risk Moderate Growth ETF Portfolio	17,198,697	6,544,177	—	—	—	76,565,350	100,308,224

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

At December 31, 2019, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring	Non-Expiring
Fund	Expired	Short-Term	Long-Term	Total	Utilized
Managed Risk Balanced ETF Portfolio	$—	$—	$—	$—	$—
Managed Risk Growth ETF Portfolio	—	7,536,163	—	7,536,163	—
Managed Risk Moderate Growth ETF Portfolio	—	—	—	—	—

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

An insurance company that is a significant shareholder of the TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio on behalf of variable annuity owners has filed an application for an SEC substitution order (the “Order”), which if granted would result in a redemption of Fund shares that amounts to approximately $1.518 billion as of June 30, 2020, representing approximately 84%, 89% and 69% of the assets of the TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, respectively. The Funds, Valmark Advisers, Inc., and the Board of Trustees of Northern Lights Variable Trust are opposing the Order.

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 1	Ratio	1-1-20	6-30-20	Period *	6-30-20	Period*
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$959.60	$1.95	$1,022.87	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$921.70	$1.91	$1,022.87	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$939.90	$1.93	$1,022.87	$2.01

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2020

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 2	Ratio	1-1-20	6-30-20	Period *	6-30-20	Period*
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$958.50	$3.17	$1,021.63	$3.27
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$920.40	$3.10	$1,021.63	$3.27
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$938.90	$3.13	$1,021.63	$3.27

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-20	6-30-20	Period *	6-30-20	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$957.00	$3.65	$1,021.13	$3.77
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$920.80	$3.58	$1,021.13	$3.77
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$938.70	$3.62	$1,021.13	$3.77

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-20	6-30-20	Period *	6-30-20	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$956.10	$4.86	$1,019.89	$5.02
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$919.00	$4.77	$1,019.89	$5.02
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$936.80	$4.82	$1,019.89	$5.02

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2020

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Investor Class	Ratio	1-1-20	6-30-20	Period *	6-30-20	Period*
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$961.00	$4.39	$1,020.39	$4.52
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$924.20	$4.31	$1,020.39	$4.52
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$942.70	$4.35	$1,020.39	$4.52

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

TOPS® Managed Risk ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolios have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolios’ liquidity risk, taking into consideration, among other factors, each respective Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolios’ investments and determined that the Portfolios held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolios’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolios’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/2020

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/2020